(20) PRIVATE PENSION PLAN (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	R$ 177,294
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	121,055
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	40,263
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2,481
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	7,393
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	R$ 6,102